Operating Segment Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Operating Segment Information
12.	OPERATING SEGMENT INFORMATION

(1)
The Company determined its operating segments based on business activities with discrete financial information regularly reported through the Company’s internal reporting protocols to the Company’s chief operating decision maker. The Company only has wafer fabrication operating segment as the single reporting segment. The primary operating activity of the wafer fabrication segment is the manufacture of chips to the design specifications of our customers by using our own proprietary processes and techniques. There was no material difference between the accounting policies of the operating segment and those described in Note 4. Please refer to the Company’s consolidated financial statements for the related segment revenue and operating results.

(2)	Geographic non-current assets information

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$130,812,383	$158,066,796
Singapore	29,080,766	55,322,448
China (includes Hong Kong)	37,213,538	33,424,815
Japan	10,736,562	13,415,669
Others	20,638	76,508

Total	$207,863,887	$260,306,236

Non-current
assets include property, plant and equipment,
right-of-use
assets, intangible assets, prepayment for equipment and other noncurrent assets.

(3)	Major customers
Individual customers accounting for at least 10% of operating revenues for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Customer A	$21,935,208	$24,061,849	$16,615,745

Customer B	$14,707,370	$22,226,167	$29,242,973